SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s service-based stock options for the six months ended June 30, 2022:

		Weighted average
	Number of options	Exercise price		Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	3,574,401	$2.46		45.90	$77,173
Granted	302,514	(*	)	-	-
Exercised	(739,748)	1.76		-	14,560
Cancelled	(81,087)	4.34		-	-
Outstanding at June 30, 2022	3,056,080	$2.34		47.78	$48,471

Exercisable at June 30, 2022	935,057	$5.16		3.50	$12,198

Vested and expected to vest at June 30, 2022	3,175,094	$2.36		1.57	$50,363

(*) Represents an amount less than $1

Service Based Stock Options [Member]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s performance-based stock options for the six months ended June 30, 2022:

		Weighted average
	Number of options	Exercise price		Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	903,900	$2.37		46.16	$19,599
Granted	177,344	(*	)	-	-
Exercised	(226,497)	(*	)	-	4,929
Cancelled	(8,688)	(*	)	-	-
Outstanding at June 30, 2022	846,059	$2.53		43.53	$13,241

Exercisable at June 30, 2022	300,000	$5.35		5.08	$3,849

Vested and expected to vest at June 30, 2022	830,218	$2.58		2.45	$12,953

(*) Represents an amount less than $1